FINANCIAL RISK MANAGEMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 1,142,004	$ 949,327	$ 753,497	$ 989,396
Cash on hand	8,562	8,630
Bank balance	330,430	255,746
Overnight	239,292	295,060
Other financial assets, current	559,919	712,828
Other financial assets	221,188	212,242
Trade debtors, other accounts receivable and Current accounts receivable	1,214,050	1,107,889
Accounts receivable from entities related, current	1,175,796	1,022,933
Other financial assets	88,090	102,125
Other current financial liabilities	1,300,949	1,839,528
Accounts payable for trade and other accounts payable, current	1,695,202	1,593,068
Accounts payable to entities related, current	760	269
Other financial liabilities, not current	6,605,508	6,796,952
Accounts payable, not current	498,832	359,391
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	1,112,346	933,805
Cash on hand	8,562	8,630
Bank balance	330,430	255,746
Overnight	239,292	295,060
Time deposits	534,062	374,369
Other financial assets, current	23,918	164,426
Other financial assets	23,918	164,426
Trade debtors, other accounts receivable and Current accounts receivable	1,214,050	1,107,889
Accounts receivable from entities related, current	2,582	554
Other financial assets	87,571	102,125
Accounts receivable, non-current	6,891	8,254
Other current financial liabilities	1,288,749	1,814,647
Accounts payable for trade and other accounts payable, current	1,695,202	1,593,068
Accounts payable to entities related, current	760	269
Other financial liabilities, not current	6,602,891	6,790,273
Accounts payable, not current	498,832	359,391
Book Value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	1,112,346	933,805
Cash on hand	8,562	8,630
Bank balance	330,430	255,746
Overnight	239,292	295,060
Time deposits	534,062	374,369
Other financial assets, current	23,918	164,426
Other financial assets	23,918	164,426
Trade debtors, other accounts receivable and Current accounts receivable	1,214,050	1,107,889
Accounts receivable from entities related, current	2,582	554
Other financial assets	87,571	102,125
Accounts receivable, non-current	6,891	8,254
Other current financial liabilities	1,499,495	2,022,290
Accounts payable for trade and other accounts payable, current	1,695,202	1,593,068
Accounts payable to entities related, current	760	269
Other financial liabilities, not current	6,738,872	6,970,375
Accounts payable, not current	$ 498,832	$ 359,391